Stockholders' Equity - Narrative - Distributions Paid (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Payments of ordinary dividends, common stock	$ 6,550,164	$ 5,941,991	$ 19,085,888	$ 17,364,466	$ 23,399,025	$ 21,884,846	$ 19,252,136
Distributions paid, common stock, including distribution reinvestment plan	$ 11,843,692	$ 11,647,415	$ 35,136,678	$ 34,539,830	$ 46,113,000	$ 45,222,938
Stock issued during period, dividend reinvestment plan (in shares)	334,187	375,851
Proceeds from issuance of common stock, dividend reinvestment plan	$ 1,028,071	$ 5,705,424
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, dividend reinvestment plan (in shares)			1,028,071	1,142,634	1,507,497	1,578,832
Proceeds from issuance of common stock, dividend reinvestment plan			$ 16,050,790	$ 17,175,364	$ 22,713,975	$ 23,338,092